Reconciliation of Financial Statement to Form 5500 (Details) - EBP 003 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliations of Net Assets Available for Benefits [Abstract]
Net assets available for benefits	$ 11,199	$ 8,692
Adjustment from contract value to fair value	(1)	(1)
Net assets available for benefits per the Form 5500	11,198	$ 8,691
Reconciliation of Change in Net Assets Available for Benefits [Abstract]
Net increase in net assets available for benefits before net transfers per the financial statements	2,998
Less: Adjustment from contract value to fair value, beginning of period	(1)
Add: Adjustment from contract value to fair value, end of period	(1)
Net increase in net assets available for benefits per the Form 5500	$ 2,998